Allowance for Loan Losses	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Receivables [Abstract]
Allowance for Loan Losses

6. Allowance for Loan Losses

The following tables presents the Company’s allowance for loan losses roll forward for the three and six month periods ended March 31, 2015 and 2014.

Three Months Ended March 31, 2015	Residential Real Estate	Commercial Real Estate	Commercial Non Real Estate	Agriculture	Consumer	Other	Total
Beginning balance January 1, 2015	$7,567	$17,722	$14,625	$10,920	$201	$785	$51,820
Charge-offs	(63)	(1,570)	(8,440)	(27)	(19)	(403)	(10,522)
Recoveries	70	26	983	22	23	325	1,449
Provision	160	(389)	8,789	1,307	(17)	120	9,970
(Impairment) improvement of loans acquired with deteriorated credit quality	(239)	(53)	—	—	1	—	(291)

Ending balance March 31, 2015	$7,495	$15,736	$15,957	$12,222	$189	$827	$52,426

Three Months Ended March 31, 2014	Residential Real Estate	Commercial Real Estate	Commercial Non Real Estate	Agriculture	Consumer	Other	Total
Beginning balance January 1, 2014	$11,854	$22,292	$11,552	$9,256	$390	$725	$56,069
Charge-offs	(207)	(3,194)	(838)	(2,086)	(96)	(486)	(6,907)
Recoveries	21	433	(128)	(2)	31	326	681
Provision	(216)	(2,536)	1,380	735	37	100	(500)
(Impairment) improvement of loans acquired with deteriorated credit quality	(1,175)	608	(1,691)	—	68	—	(2,190)

Ending balance March 31, 2014	$10,277	$17,603	$10,275	$7,903	$430	$665	$47,153

Six Months Ended March 31, 2015	Residential Real Estate	Commercial Real Estate	Commercial Non Real Estate	Agriculture	Consumer	Other	Total
Beginning balance October 1, 2014	$8,342	$16,884	$10,550	$10,655	$264	$823	$47,518
Charge-offs	(120)	(1,652)	(8,524)	(27)	(57)	(831)	(11,211)
Recoveries	113	95	2,143	79	47	644	3,121
Provision	(190)	346	11,788	1,515	(41)	191	13,609
(Impairment) improvement of loans acquired with deteriorated credit quality	(650)	63	—	—	(24)	—	(611)

Ending balance March 31, 2015	$7,495	$15,736	$15,957	$12,222	$189	$827	$52,426

Six Months Ended March 31, 2014	Residential Real Estate	Commercial Real Estate	Commercial Non Real Estate	Agriculture	Consumer	Other	Total
Beginning balance October 1, 2013	$11,779	$22,562	$11,222	$9,296	$312	$693	$55,864
Charge-offs	(437)	(3,194)	(999)	(2,086)	(152)	(956)	(7,824)
Recoveries	96	1,024	759	15	67	717	2,678
Provision	14	(3,397)	734	678	135	211	(1,625)
(Impairment) improvement of loans acquired with deteriorated credit quality	(1,175)	608	(1,441)	—	68	—	(1,940)

Ending balance March 31, 2014	$10,277	$17,603	$10,275	$7,903	$430	$665	$47,153

The following tables provide details regarding the allowance for loan and lease losses and balance by type of allowance. These tables (in thousands) are presented net of unamortized discount on acquired loans and excludes loans measured at fair value with changes in fair value reported in earnings of $1,060.6 million, loans held for sale of $9.0 million, and guaranteed loans of $112.3 million for March 31, 2015 and loans measured at fair value with changes in fair value reported in earnings of $985.4 million, loans held for sale of $10.4 million, and guaranteed loans of $106.5 million for September 30, 2014.

As of March 31, 2015	Residential Real Estate	Commercial Real Estate	Commercial Non Real Estate	Agriculture	Consumer	Other	Total
Allowance for loan losses
Individually evaluated for impairment	$2,721	$1,691	$6,894	$3,007	$52	$—	$14,365
Collectively evaluated for impairment	2,640	11,274	9,063	9,215	137	827	33,156
Loans acquired with deteriorated credit quality	2,134	709	—	—	—	—	2,843
Loans acquired without deteriorated credit quality	—	2,062	—	—	—	—	2,062

Total allowance	$7,495	$15,736	$15,957	$12,222	$189	$827	$52,426

Financing Receivables
Individually evaluated for impairment	$9,669	$62,020	$39,900	$36,407	$177	$—	$148,173
Collectively evaluated for impairment	677,091	2,138,649	1,134,073	1,350,998	76,625	35,433	5,412,869
Loans acquired with deteriorated credit quality	93,277	27,834	5,348	1,595	1,466	—	129,520
Loans acquired without deteriorated credit quality	105,259	74,794	8,026	16,102	1,662	—	205,843

Loans Outstanding	$885,296	$2,303,297	$1,187,347	$1,405,102	$79,930	$35,433	$5,896,405

As of September 30, 2014	Residential Real Estate	Commercial Real Estate	Commercial Non Real Estate	Agriculture	Consumer	Other	Total
Allowance for loan losses
Individually evaluated for impairment	$2,528	$1,953	$3,909	$1,152	$51	$—	$9,593
Collectively evaluated for impairment	3,030	12,034	6,641	9,503	188	823	32,219
Loans acquired with deteriorated credit quality	2,784	645	—	—	25	—	3,454
Loans acquired without deteriorated credit quality	—	2,252	—	—	—	—	2,252

Total allowance	$8,342	$16,884	$10,550	$10,655	$264	$823	$47,518

Financing Receivables
Individually evaluated for impairment	$9,384	$38,457	$28,298	$25,655	$166	$—	$101,960
Collectively evaluated for impairment	649,970	1,874,474	1,224,035	1,319,343	85,065	34,243	5,187,130
Loans acquired with deteriorated credit quality	102,987	49,202	6,361	1,746	1,843	—	162,139
Loans acquired without deteriorated credit quality	117,630	95,323	7,409	17,655	2,825	—	240,842

Loans Outstanding	$879,971	$2,057,456	$1,266,103	$1,364,399	$89,899	$34,243	$5,692,071

The reserve for unfunded loan commitments was $0.4 million at both March 31, 2015 and September 30, 2014.

5. Allowance for Loan Losses

The following table presents the Company’s allowance for loan losses roll forward and respective loan balances for 2014 and 2013. This table (in thousands) is presented net of unamortized discount on acquired loans and excludes loans measured at fair value with changes in fair value reported in earnings of $985.41 million, loans held for sale of $10.38 million, and guaranteed loans of $106.46 million for 2014 and loans measured at fair value with changes in fair value reported in earnings of $841.86 million, loans held for sale of $8.27 million, and guaranteed loans of $104.04 million for 2013.

As of September 30, 2014	Residential Real Estate	Commercial Real Estate	Commercial Non Real Estate	Agriculture	Consumer	Other	Total
Allowance for loan losses

Beginning balance October 1, 2013	$11,779	$22,562	$11,222	$9,296	$312	$693	$55,864
Charge-offs	(631)	(3,199)	(5,380)	(2,429)	(211)	(1,893)	(13,743)
Recoveries	233	1,470	1,439	58	156	1,357	4,713
Provision	(788)	(4,114)	4,980	3,730	(18)	666	4,456
Impairment of loans acquired with deteriorated credit quality	(2,251)	165	(1,711)	—	25	—	(3,772)

Ending balance September 30, 2014	$8,342	$16,884	$10,550	$10,655	$264	$823	$47,518

Ending balance: individually evaluated for impairment	$2,528	$1,953	$3,909	$1,152	$51	$—	$9,593

Ending balance: collectively evaluated for impairment	$3,030	$12,034	$6,641	$9,503	$188	$823	$32,219

Ending balance: loans acquired with deteriorated credit quality	$2,784	$645	$—	$—	$25	$—	$3,454

Ending balance: loans acquired without deteriorated credit quality	$—	$2,252	$—	$—	$—	$—	$2,252

Financing receivables
Ending balance	$879,971	$2,057,456	$1,266,103	$1,364,399	$89,899	$34,243	$5,692,071

Ending balance: individually evaluated for impairment	$9,384	$38,457	$28,298	$25,655	$166	$—	$101,960

Ending balance: collectively evaluated for impairment	$649,970	$1,874,474	$1,224,035	$1,319,343	$85,065	$34,243	$5,187,130

Ending balance: loans acquired with deteriorated credit quality	$102,987	$49,202	$6,361	$1,746	$1,843	$—	$162,139

Ending balance: loans acquired without deteriorated credit quality	$117,630	$95,323	$7,409	$17,655	$2,825	$—	$240,842

As of September 30, 2013	Residential Real Estate	Commercial Real Estate	Commercial Non Real Estate	Agricultural	Consumer	Other	Total
Allowance for loan losses

Beginning balance October 1, 2012	$14,761	$30,234	$18,979	$6,906	$542	$456	$71,878
Charge-offs	(1,766)	(19,648)	(3,636)	(4,069)	(244)	(1,851)	(31,214)
Recoveries	279	689	1,206	22	396	1,034	3,626
Provision	1,043	10,925	(5,427)	6,437	(382)	1,054	13,650
Impairment of loans acquired with deteriorated credit quality	(2,538)	362	100	—	—	—	(2,076)

Ending balance September 30, 2013	$11,779	$22,562	$11,222	$9,296	$312	$693	$55,864

Ending balance: individually evaluated for impairment	$3,212	$5,095	$5,594	$3,016	$90	$—	$17,007

Ending balance: collectively evaluated for impairment	$3,533	$16,986	$3,897	$6,280	$222	$693	$31,611

Ending balance: loans acquired with deteriorated credit quality	$5,034	$481	$1,731	$—	$—	$—	$7,246

Ending balance: loans acquired without deteriorated credit quality	$—	$—	$—	$—	$—	$—	$—

Financing receivables
Ending balance	$885,245	$1,926,828	$1,191,500	$1,295,661	$100,803	$24,711	$5,424,748

Ending balance: individually evaluated for impairment	$8,917	$77,620	$27,527	$23,719	$292	$—	$138,075

Ending balance: collectively evaluated for impairment	$589,104	$1,623,274	$1,136,611	$1,240,281	$91,178	$24,711	$4,705,159

Ending balance: loans acquired with deteriorated credit quality	$129,905	$85,022	$8,179	$—	$3,202	$—	$226,308

Ending balance: loans acquired without deteriorated credit quality	$157,319	$140,912	$19,183	$31,661	$6,131	$—	$355,206

The reserve for unfunded loan commitments was $0.4 million at both September 30, 2014 and 2013.